FINANCE LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of finance leases

(in thousands of $)	2024	2023
Finance lease liability, current portion	—	419,341
Total finance lease liabilities	—	419,341